Related party transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related party transactions
Schedule of society senior management
Name	Date of birth	Position	Current position since
Alejandro G. Elsztain	03/31/1966	General Manager	1994
Diego Chillado Biaus	09/15/1978	General Manager of Livestock Operations and Specialties in Argentina	2022
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

Schedule of Balance with related parties
Item	06.30.2025	06.30.2024
Trade and other receivables	53,669	48,967
Investments in financial assets	4,988	5,274
Trade and other payables	(28,823)	(34,232)
Borrowings	(855)	(728)
Total	28,979	19,281

Related party	06.30.2025	06.30.2024	Description of transaction	Item
New Lipstick	292	307	Reimbursement of expenses receivable	Trade and other receivables
Comparaencasa Ltd.	2,610	2,765	Other investments	Investments in financial assets
	365	347	Loans granted	Trade and other receivables
Banco Hipotecario S.A.	51	54	Leases and/or right of use assets receivable	Trade and other receivables
	18,701	6,596	Dividends	Trade and other receivables
La Rural S.A.	1,885	1,917	Canon	Trade and other receivables
	(493)	(3)	Other payables	Trade and other payables
	5	22	Other receivables	Trade and other receivables
	(1)	-	Leases and/or right of use assets payable	Trade and other payables
Other associates and joint ventures (i)	1	1	Equity incentive plan receivable	Trade and other receivables
	16	17	Loans granted	Trade and other receivables
	(855)	(728)	Borrowings	Borrowings
	9	40	Management fees receivable	Trade and other receivables
	(69)	(29)	Other payables	Trade and other payables
	51	15	Other receivables	Trade and other receivables
Total associates and joint ventures	22,568	11,321
CAMSA and its subsidiaries	(8,947)	(13,132)	Management fee payables	Trade and other payables
	-	(4)	Reimbursement of expenses	Trade and other payables
Yad Levim LTD	24,739	24,638	Loans granted	Trade and other receivables
Galerias Pacifico	-	4,530	Loans granted	Trade and other receivables
	3	4	Other receivables	Trade and other receivables
Sutton	6,120	5,666	Loans granted	Trade and other receivables
	(101)	(107)	Other payables	Trade and other payables
Rundel Global LTD	2,378	2,509	Other investments	Investments in financial assets
Sociedad Rural Argentina	(9,734)	(12,846)	Other payables	Trade and other payables
Other related parties	1,395	1,422	Other receivables	Trade and other receivables
	(2,008)	(229)	Other payables	Trade and other payables
	36	81	Reimbursement of expenses receivable	Trade and other receivables
	(200)	-	Dividends payable	Trade and other payables
	(99)	(79)	Legal services	Trade and other payables
Total other related parties	13,582	12,453
IFISA	-	3,310	Financial operations receivables	Trade and other receivables
Total direct parent company	-	3,310
Directors and Senior Management	(7,171)	(7,803)	Fees for services received	Trade and other payables
Total Directors and Senior Management	(7,171)	(7,803)
Total	28,979	19,281

Schedule of results with related parties
Related party	06.30.2025	06.30.2024	06.30.2023	Description of transaction
BHN Vida S.A.	-	(34)	(17)	Financial operations
BHN Seguros Generales S.A.	-	(12	(7)	Financial operations
Comparaencasa Ltd.	(64)	2,179	389	Financial operations
Other associates and joint ventures (i)	(344)	75	(326)	Leases and/or right of use assets
	476	385	477	Corporate services
	27	297	362	Financial operations
Total associates and joint ventures	95	2,890	878
CAMSA and its subsidiaries	(9,081)	(12,945)	(24,823)	Management fee
Rundel Global LTD	-	4,519	683	Financial operations
Yad Levim LTD	1,379	1,306	1,114	Financial operations
Sociedad Rural Argentina	1,697	5,443	349	Financial operations
Other related parties	(261)	(269)	(6)	Leases and/or rights of use
	(1,122)	(1,418)	(63)	Fees and remunerations
	116	86	(1,114)	Corporate services
	(707)	(802)	(927)	Legal services
	(201)	(517)	(980)	Financial operations
	(704)	(1,418)	(119)	Donations
	1,010	1,663	1,522	Income from sales and services from agricultural business
Total other related parties	(7,874)	(4,352)	(24,364)
IFISA	18	7	166	Financial operations
Total Parent Company	18	7	166
Directors	(20,224)	(22,903)	(53,111)	Management fee
Senior Management	(1,210)	(573)	(1,259)	Compensation of Directors and senior management
Total Directors and Senior Management	(21,434)	(23,476)	(54,370)
Total	(29,195)	(24,931)	(77,690)

Summary of transaction with related party
Related party	06.30.2025	06.30.2024	Description of transaction
Puerto Retiro	(35)	-	Irrevocable contributions
Total irrevocable contributions	(35)	-
Agro-Uranga S.A.	613	1,322	Dividends received
Uranga Trading S.A.	-	174	Dividends received
BHSA	20,779	19,852	Dividends received
Cyrsa S.A.	618	-	Dividends received
Viflor	-	57	Dividends received
Nuevo Puerto Santa Fe S.A.	387	616	Dividends received
La Rural S.A.	4,960	2,027	Dividends received
Total dividends received	27,357	24,048
Quality	-	(36,195)	Sale of shares
Total sale of shares	-	(36,195)